UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                   New York, NY                 November 15, 2010
------------------        -----------------------         ----------------------
 [Signature]                   [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $376,560
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, LP


                                                 FORM 13F INFORMATION TABLE
                                                      September 30, 2010


COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE             CUSIP       VALUE     SHR/PRN    SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          NUMBER      (X1000)   AMOUNT     PRN CALL DISCRETION   MANAGERS  SOLE    SHARED NONE
--------------                --------          ------      -------   ------     --- ---- ----------   --------  -----   ------ ----
1ST UTD BANCORP INC FLA       COM               33740N105    3,125      485,928  SH       DEFINED      1           485,928
1ST UTD BANCORP INC FLA       COM               33740N105    2,377      369,612  SH       SOLE         NONE        369,612
ABINGTON BANCORP INC          COM               00350L109    5,400      512,371  SH       DEFINED      1           512,371
ALTISOURCE PORTFOLIO SOLNS S  REG SHS           L0175J104    5,278      169,479  SH       DEFINED      1           169,479
ANWORTH MORTGAGE ASSET CP     COM               037347101    2,069      290,224  SH       DEFINED      1           290,224
AON CORP                      COM               037389103    5,867      150,000  SH       DEFINED      1           150,000
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    8,327      275,000  SH       DEFINED      1           275,000
BANCORP INC DEL               COM               05969A105    1,505      225,000  SH       DEFINED      1           225,000
BANK COMM HLDGS               COM               06424J103    1,733      450,000  SH       DEFINED      1           450,000
BANK COMM HLDGS               COM               06424J103    3,164      821,940  SH       SOLE         NONE        821,940
BANNER CORP                   COM               06652V109    8,430    3,903,000  SH       DEFINED      1         3,903,000
BANNER CORP                   COM               06652V109    3,780    1,750,000  SH       SOLE         NONE      1,750,000
BEACON FED BANCORP INC        COM               073582108    3,617      350,467  SH       DEFINED      1           350,467
BEACON FED BANCORP INC        COM               073582108    2,735      265,000  SH       SOLE         NONE        265,000
BROOKLYN FEDERAL BANCORP INC  COM               114039100      611      339,522  SH       DEFINED      1           339,522
CAPE BANCORP INC              COM               139209100    7,743    1,018,855  SH       DEFINED      1         1,018,855
CAPE BANCORP INC              COM               139209100    2,170      285,544  SH       SOLE         NONE        285,544
CASH AMER INTL INC            COM               14754D100   18,778      536,500  SH       DEFINED      1           536,500
CATHAY GENERAL BANCORP        COM               149150104    8,879      746,776  SH       DEFINED      1           746,776
CENTER BANCORP INC            COM               151408101    6,780      881,673  SH       DEFINED      1           881,673
CENTURY BANCORP INC MASS      CL A NON VTG      156432106    5,096      213,299  SH       DEFINED      1           213,299
CHICOPEE BANCORP INC          COM               168565109    4,663      413,391  SH       DEFINED      1           413,391
CITIZENS REPUBLIC BANCORP IN  COM               174420109    2,478    2,750,000  SH       DEFINED      1         2,750,000
CLIFTON SVGS BANKCORP INC     COM               18712Q103    4,704      547,000  SH       DEFINED      1           547,000
ESSA BANCORP INC              COM               29667D104    3,890      328,539  SH       DEFINED      1           328,539
FOX CHASE BANCORP INC NEW     COM               35137T108    6,773      716,000  SH       DEFINED      1           716,000
HARTFORD FINL SVCS GROUP INC  COM               416515104    8,893      387,500  SH       DEFINED      1           387,500
HERITAGE FINL GROUP           COM               42725U109    1,472      174,872  SH       SOLE         NONE        174,872
HERITAGE OAKS BANCORP         COM               42724R107    3,039      920,911  SH       DEFINED      1           920,911
HF FINL CORP                  COM               404172108    4,765      454,658  SH       DEFINED      1           454,658
HF FINL CORP                  COM               404172108    2,413      230,254  SH       SOLE         NONE        230,254
HOME BANCORP INC              COM               43689E107    2,657      198,611  SH       DEFINED      1           198,611
HOME BANCORP INC              COM               43689E107    1,573      117,584  SH       SOLE         NONE        117,584
HOME FED BANCORP INC MD       COM               43710G105    4,448      365,500  SH       DEFINED      1           365,500
HOME FED BANCORP INC MD       COM               43710G105      802       65,882  SH       SOLE         NONE         65,882
JPMORGAN CHASE & CO           COM               46625H100   18,079      475,000  SH       DEFINED      1           475,000
LAKE SHORE BANCORP INC        COM               510700107    1,852      230,694  SH       DEFINED      1           230,694
LAKE SHORE BANCORP INC        COM               510700107    1,996      248,596  SH       SOLE         NONE        248,596
LENNAR CORP                   CL B              526057302   15,688    1,273,400  SH       DEFINED      1         1,273,400
LOEWS CORP                    COM               540424108   11,844      312,500  SH       DEFINED      1           312,500
LOUISANA BANCORP INC NEW      COM               54619P104    3,074      217,735  SH       DEFINED      1           217,735
LOUISANA BANCORP INC NEW      COM               54619P104    2,264      160,311  SH       SOLE         NONE        160,311
MIDSOUTH BANCORP INC          COM               598039105    5,192      366,892  SH       DEFINED      1           366,892
MIDSOUTH BANCORP INC          COM               598039105    3,381      238,949  SH       SOLE         NONE        238,949
NARA BANCORP INC              COM               63080P105    2,786      395,172  SH       DEFINED      1           395,172
NEWPORT BANCORP INC           COM               651754103    1,577      133,290  SH       DEFINED      1           133,290
NORTH VALLEY BANCORP          COM               66304M105    5,193    3,166,666  SH       SOLE         NONE      3,166,666
NORTHEAST CMNTY BANCORP INC   COM               664112109    3,395      574,510  SH       DEFINED      1           574,510
NORTHEAST CMNTY BANCORP INC   COM               664112109      301       50,894  SH       SOLE         NONE         50,894
NORTHWEST BANCSHARES INC MD   COM               667340103    8,385      750,000  SH       DEFINED      1           750,000
OCEANFIRST FINL CORP          COM               675234108    3,374      275,000  SH       DEFINED      1           275,000
OCWEN FINL CORP               COM NEW           675746309   17,468    1,722,725  SH       DEFINED      1         1,722,725
OLD NATL BANCORP IND          COM               680033107      340       32,400  SH       DEFINED      1            32,400
OMNIAMERICAN BANCORP INC      COM               68216R107    5,635      500,000  SH       DEFINED      1           500,000
ORIENTAL FINL GROUP INC       COM               68618W100   17,486    1,314,769  SH       DEFINED      1         1,314,769
ORIENTAL FINL GROUP INC       COM               68618W100    4,604      346,200  SH       SOLE         NONE        346,200
ORITANI FINL CORP DEL         COM               68633D103    4,430      443,900  SH       DEFINED      1           443,900
PENNYMAC MTG INVT TR          COM               70931T103    2,839      158,700  SH       DEFINED      1           158,700
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100   19,584      450,000  SH       DEFINED      1           450,000
POPULAR INC                   COM               733174106    9,137    3,150,856  SH       DEFINED      1         3,150,856
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    3,984      127,500  SH       DEFINED      1           127,500
PROVIDENT FINL HLDGS INC      COM               743868101    6,042    1,038,136  SH       DEFINED      1         1,038,136
RIVERVIEW BANCORP INC         COM               769397100    3,850    1,944,444  SH       SOLE         NONE      1,944,444
TECHE HLDG CO                 COM               878330109    1,812       58,438  SH       SOLE         NONE         58,438
UNITED FINANCIAL BANCORP INC  COM               91030T109    5,220      386,347  SH       DEFINED      1           386,347
WASHINGTON BKG CO OAK HBR WA  COM               937303105    6,476      467,237  SH       DEFINED      1           467,237
WASHINGTON BKG CO OAK HBR WA  COM               937303105    3,078      222,080  SH       SOLE         NONE        222,080
WILLIS LEASE FINANCE CORP     COM               970646105    7,096      705,410  SH       DEFINED      1           705,410
WILLIS LEASE FINANCE CORP     COM               970646105    4,791      476,227  SH       SOLE         NONE        476,227
WILSHIRE BANCORP INC          COM               97186T108    4,273      653,354  SH       DEFINED      1           653,354



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